INVENTORY - Schedule of inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 675	$ 1,397
Finished goods inventory	604	78
Inventory	$ 1,279	$ 1,475